Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
3. PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments and other current assets consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
			(Note 2)
Deductible value-added tax input	13,770	30,961	4,745
Prepayments for CRO and other services	5,427	3,295	505
Deposits	3,959	3,326	510
Others	939	4,836	741

	24,095	42,418	6,501